Investment Strategy	Mar. 09, 2026
Nicholas Bitcoin and Treasuries AfterDark ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by systematically capturing bitcoin’s overnight return profile. The Fund obtains exposure to bitcoin through investment in (i) U.S. exchange-traded and cash settled bitcoin futures contracts (“Bitcoin Futures”), (ii) U.S.-listed exchange-traded products (“ETPs”) and/or U.S. listed ETFs, both of which seek to track the price performance of bitcoin through direct holdings of bitcoin or through derivatives such as futures or swaps (together, “Bitcoin Underlying Funds”), (iii) U.S. exchange-traded options on such Bitcoin Underlying Funds as well as indices providing exposure to the price return of bitcoin (“Bitcoin Options”), and/or (iv) swaps on such Bitcoin Underlying Funds as well as indices providing exposure to the price return of bitcoin (“Bitcoin Swaps”).

The Fund’s portfolio is designed to provide long bitcoin exposure during U.S. overnight hours (from market close to the following market open) and to hold short-term U.S. Treasuries and other cash equivalents during U.S. daytime trading hours. This approach aims to reflect the performance of bitcoin during U.S overnight hours and reduce exposure during U.S. daytime trading hours. Volatility during overnight periods has, at times, been comparable to or greater than volatility observed during U.S. daytime trading hours, and historical trading patterns suggest that a meaningful portion of cumulative bitcoin returns has occurred outside of traditional U.S. equity market hours. However, these patterns have not been consistent across all market cycles, and future return and volatility characteristics may differ substantially from historical observations. The Fund does not take a position on whether overnight performance will be favorable or unfavorable in future market environments.

When utilizing Bitcoin Futures, the Fund trades these instruments during U.S. overnight hours and closes them out shortly after the U.S. market opens each trading day. When utilizing Bitcoin Underlying Funds, the Fund purchases a security at U.S. market close, and then sells the position around U.S. market open, thereby capturing any market movement that occurred during U.S. overnight hours. When utilizing Bitcoin Options or Bitcoin Swaps, the Fund typically enters into positions that establish a synthetic long bitcoin position near the close of regular U.S. trading hours. These positions are typically closed or unwound near the following market open, however, the Fund may hold these synthetic long positions longer term and offset them during U.S. daytime trading hours by entering into a synthetic short position. During U.S. daytime trading hours, the Fund’s assets are allocated to U.S. Treasuries, money market funds and other cash equivalents. Due to the nature of the Fund’s investment strategy, there will be periods when the entirety of the Fund’s assets will be invested in U.S. Treasury securities or cash equivalents. Even during periods when the Fund has 100% notional exposure to bitcoin, it may still invest a significant portion of its assets in U.S. Treasuries and/or cash equivalents.

During U.S. daytime trading hours, when the Fund’s portfolio primarily consists of U.S. Treasury securities and other cash equivalents, the Fund may use Bitcoin Options or Bitcoin Swaps to manage risk or seek to ensure smooth transitions between trading sessions. Such tactics may include purchasing long puts to protect against the risk of sharp adverse price movements that may occur during the transition from the overnight trading session to U.S. daytime trading hours, or employing short synthetic positions (a combination of a long put and short call) to temporarily offset residual long exposures that extend into U.S. daytime trading hours.

The Fund’s performance may differ from the actual return of bitcoin during the overnight trading period due to factors such as Fund expenses, financing and transaction costs, timing of trade execution, liquidity conditions, valuation methodologies, and the mechanics of the instruments used to obtain exposure (e.g., Bitcoin Futures, Bitcoin Options, Bitcoin Swaps). While the Adviser seeks to minimize tracking error, there can be no assurance that the Fund will precisely replicate overnight bitcoin returns, and the Fund is expected to have a minimum annualized tracking error of approximately 5%.

The Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. Although bitcoin may be referred to as a “cryptocurrency,” it is not yet widely accepted as a means of payment.

Cayman Subsidiary

The Fund intends to gain exposure to Bitcoin Futures and certain other securities and instruments providing exposure to the price returns of bitcoin indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and sub-advised by the Fund’s investment sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser”). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a RIC under the Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in derivative instruments.

Other Fund Attributes

Under normal market conditions, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and/or U.S. Treasuries and other cash equivalents. Derivatives will be valued at notional value for the purposes of this policy.

The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and/or U.S. Treasuries and other cash equivalents.
Nicholas Bitcoin Tail ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by implementing an options-based strategy designed to hedge against significant declines in the price of bitcoin and/or bitcoin-related investments. The Fund is designed for investors that are seeking such a hedge or seeking to benefit from a decline in the price of bitcoin.

Under normal market conditions, the Fund’s portfolio will primarily consist of:

●	Exchange-listed options on (i) U.S.-listed exchange-traded products (“ETPs”) and/or ETFs that seek to track the price performance of bitcoin (together, “Bitcoin Underlying Funds”) or (ii) an index designed to reflect the price performance of bitcoin (“Bitcoin Index”), which are intended to provide downside protection during periods of significant declines in the price of bitcoin; and

●	Sold call options or call spread positions (simultaneously buying a long call option while writing a short call option on the same underlying asset, with different strike prices (i.e., the predetermined, fixed price at which the owner of a call option can buy, or the holder of a put option can sell, the underlying security) but the same expiration date) on Bitcoin Underlying Funds and/or a Bitcoin Index, which are used to help finance the cost of purchasing the Fund’s long put options.

The Adviser actively manages the Fund’s options exposure on a rolling basis, adjusting strike prices, maturities, and positioning in response to changing volatility and market conditions. Option positions are expected to have maturities generally of one year or less.

The Fund seeks to perform as follows during the indicated market scenarios:

-	Bitcoin declines sharply. The Fund’s long put options on bitcoin are designed to rise in value as bitcoin prices fall. While the short call spreads may lose some value in this environment, the appreciation in the long put options is expected to more than offset those losses, resulting in net gains for the Fund.

-	Bitcoin remains stable. The long put options held by the Fund may expire worthless, resulting in a loss equal to the net premium paid for those positions.

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Bitcoin rises in value. The long put options will lose value as bitcoin’s price increases, and the sold call options or call spread positions may also detract from performance. Losses are expected to be capped at the maximum loss of the call spreads, but may exceed the net premium paid for the Fund’s long put option positions.

There is no guarantee that the Fund will perform as intended or that the Fund’s strategy of limiting outsized downside risk will be effective. The Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. Although bitcoin may be referred to as a “cryptocurrency,” it is not yet widely accepted as a means of payment.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Fund’s investment sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser”) determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in derivative instruments.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin. Derivatives will be valued at notional value for the purposes of this policy.

The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin.